Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	16.92%	4.94%	7.34%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	21.75%	5.38%	7.20%
Class FI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class FI
Average Annual Return, Percent	23.73%	6.15%	7.98%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	23.37%	5.86%	7.67%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	24.06%	6.47%	8.29%
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	24.25%	6.61%	8.44%
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	24.07%	6.47%	8.25%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	23.73%	6.19%	7.98%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	22.75%	5.38%	7.20%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%